Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions
23	Provisions

	12/31/2021	12/31/2020	12/31/2019
Provisions for legal and administrative proceedings	21,682	20,613	18,516
Provision for expected credit losses on loan commitments	31,166	3,024	3,539
	52,848	23,637	22,055

Provision for expected credit losses on loan commitments

The Group has expected credit losses for financial assets that include both a funded component and a unfunded loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is shown as a provision.

Total
Balance on January 1, 2021	3,024
(+) Consitution / increase in provision	28,142
Balance on December 31, 2021	31,166

Total
Balance on January 1, 2020	3,539
(-) page reversal	(515)
Balance on December 31, 2020	3,024

Total
Balance on January 1, 2019	3,891
(-) payment	(352)
Balance on December 31, 2019	3,539

Provisions for legal and administrative proceedings

a.	Contingent assets

Legal entities in the Group figure as plaintiffs in judicial proceedings seeking to recover non-performing customers loans. They mostly involve executions of judicial and extrajudicial instruments (Bank Credit Notes) issued in working capital and factoring transactions. Generally, in cases where there is a request for judicial recovery or bankruptcy of debtors, the Group includes their receivables in these proceedings whilst continuing to try and collect from the guarantors. Finally, in operations where there are property liens, the Group takes the ownership of such property if there is customer default.

b.	Provisions

The legal entities in the Group, in the normal course of their activities, are parties to tax, social security, labor and civil lawsuits. The respective provisions were made taking into account the laws in force, the opinion of legal advisors, the nature and complexity of the cases, case law, past loss experience and other relevant criteria that allow the most adequate estimate possible.

(i)Labor lawsuits

These are lawsuits filed by employees and former employees, seeking to obtain indemnities of a labor nature. Amounts provisioned are related to processes in which alleged labor rights are discussed, such as overtime and salary equalization. On an individual basis, amounts provided for labor lawsuits are not significant.

(ii)Civil lawsuits

The majority of lawsuits refer to indemnities for material and moral damages related to the Group’s products, such as payroll deductible loans, in addition to declaratory and remedial actions, compliance with the limit of a 30% deduction from a borrower’s salary, presentation of documents and adjustment actions.

c.	Change in provisions for legal and administrative proceedings

	Labor	Civil	Tax	Total
Balance on January 1, 2021	3,173	16,424	1,016	20,613
(+) Consitution / increase in provision	1,601	17,401	—	19,002
(-) payment	(1,462)	(15,454)	(1,017)	(17,933)
Balance on December 31, 2021	3,312	18,371	(1)	21,682

Balance on January 1, 2020	3,678	13,881	957	18,861
(+) Consitution / increase in provision	1,492	13,729	59	15,280
(-) payment	(1,997)	(11,186)	—	(13,183)
Balance on December 31, 2020	3,173	16,424	1,016	20,613

Balance on January 1, 2019	3,945	14,226	915	19,086
(+) Consitution / increase in provision	1,893	6,492	42	8,427
(-) payment	(2,160)	(6,837)	—	(8,997)
Balance on December 31, 2019	3,678	13,881	957	18,516

d.	Contingent liabilities with possible losses

(i) Tax contingent liabilities classified as possible losses

i)Income tax and social contribution

On August 30, 2013, a tax assessment notice was issued (referring to some expenses considered as non-deductible) requiring the payment of amounts of income tax and social contribution related to the calendar years 2008 to 2009, plus an official fine of 150% and interest on late payment, in addition to the application of an isolated fine of 50% on the indications of income tax and social contribution. The values were as follows:

12/31/2021	12/31/2020	12/31/2019
Total	Total	Total
63,805	53,274	53,131

ii)COFINS

Inter is discussing in court its COFINS obligations from the period between 1999 and 2008, due to the Federal Revenue Service’s understanding that financial revenues should be included in the calculation basis of the referred contribution. Inter has a decision of the Federal Supreme Court, dated December 19, 2005, granting the right to pay COFINS based only on the revenue from services rendered, instead of the total revenue which would include financial revenues. During the period from 1999 to 2006, Inter made a judicial deposit and/or made the payment of the obligation. In 2006, upon a favorable decision of the Federal Supreme Court and express agreement of the Federal Revenue Service, Inter’s judicial deposit was released. In addition, the authorization of the use of credits, for amounts previously overpaid, against current obligations was ratified without challenge by the Federal Revenue Service, on May 11, 2006.

The following table shows the related processes and the value being claimed

	12/31/2021
Note	Principal	Fine	Interest	Total
(i)	1,254	251	2,600	4,105
(ii)	3,496	699	4,809	9,004
(iii)	10,027	154,414	—	164,441
(iv)	11,212	8,409	14,537	34,158
(v)	1,367	273	834	2,474
(vi)	—	688	185	873
(vii)	8,586	6,439	7,408	22,433
(viii)	9,310	6,982	6,407	22,699
	45,252	178,155	36,780	260,187

	12/31/2020				12/31/2019
Note	Principal	Fine	Interest	Total	Principal	Fine	Interest	Total
(i)	1,254	251	2,553	4,058	1,254	251	2,516	4,021
(ii)	3,496	699	4,678	8,873	3,496	699	4,576	8,771
(iii)	10,027	14,889	—	24,918	10,027	—	14,563	24,590
(iv)	11,212	8,409	13,803	33,423	11,212	8,409	13,228	32,849
(v)	1,367	273	783	2,424	1,367	273	743	2,384
(vi)	—	688	159	848	—	688	139	827
(vii)	8,586	6,439	6,846	21,871	8,804	6,603	6,567	21,975
(viii)	9,310	6,982	5,797	22,090	9,310	6,982	5,320	21,612
	45,252	38,630	34,619	118,506	45,470	23,905	47,652	117,029
(i)

On July 2, 2010, the Federal Revenue Service, contrary to a decision of the Federal Supreme Court, which was final and unappealable, as described above, filed an administrative proceeding claiming the amounts of judicial deposits related to COFINS previously made by Inter.

On October 5, 2010, an injunction was granted demanding that the defense presented in the administrative proceeding files be heard within the hierarchical appeal process as well as suspending the demand for payment. The last update of the process took place in 2017, with a hearing with the auxiliary judge to emphasize the particularities of the case, in particular the reasons why the special appeal in the Union should not be admitted due to procedural aspects.

(ii)

On July 14, 2010, the Federal Revenue Service filed an administrative proceeding charging the amounts of refund requests for amounts paid in excess to COFINS raised by Inter. The process is in progress, and the judgment of the motion for clarification is awaited.

After Inter filed an Expression of Dissatisfaction, the Administrative Council of Tax Appeals determined the suspension of the administrative process until its judgment at the Federal Supreme Court.

(iii)	On November 11, 2010, tax assessment notices were issued claiming amounts due of PIS and COFINS, plus a fine of 75% and interest on arrears in the period from March 2006 to December 2008.

After Inter filed an Expression of Dissatisfaction, the Administrative Council of Tax Appeals determined the suspension of the administrative process until its judgment at the Federal Supreme Court.

(iv)

On December 15, 2014, a tax assessment notice was issued claiming amounts due of COFINS due to alleged underpayment in the period from January 2010 to December 2011, plus a fine of 75% and interest on arrears.

(v)

On October 9, 2015, Inter was notified by Internal Revenue Service of the decision to dismiss its right to offset tax payables in January and February 2014 with the COFINs credits arising from past payments considered undue by Inter.

On November 3, 2015, Inter filed an Expression of Dissatisfaction, to which a response is pending. Currently, the distribution of Banco Inter’s appeal in CARF and subsequent designation of Reporting Board Member is awaited.

(vi)

On January 24, 2017, a tax assessment notice was issued claiming an isolated fine of 50% on the amount of the tax payable whose offset was not approved in administrative proceeding no. 10680.723654/2015-41. On February 24, 2017, an objection was presented by Banco Inter, which is awaiting consideration at the 1st administrative level.

(vii)

On April 5, 2017, a tax assessment notice was issued claiming amounts of COFINS due, plus a fine of 75% and interest in arrears, on the allegation that Inter, in the calendar year 2013, underpaid due to the non-inclusion of “financial income” in the calculation basis.

On March 26, 2019, Inter’s voluntary appeal was distributed to the 1st Ordinary Class of the 2nd Chamber of the 3rd Judicial Section of CARF (“Administrative Board of Tax Appeals”). It is expected the appeal to be included in the list of CARF judgments.

(viii)On October 31, 2018, a tax assessment notice was issued claiming amounts of COFINs due, plus a fine of 75% and interest in arrears, on the allegation that Inter, in the calendar year 2014,Inter underpaid due to the non-inclusion of “financial income” in the calculation basis. Inter is awaiting the judgment of the challenge it has presented.